Property and Equipment, Net	9 Months Ended
Sep. 30, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Property and equipment:
Lab equipment	$5,777	$4,689
Leasehold improvements	1,715	1,487
Furniture and fixtures	503	403
Office and computer equipment	151	152
Construction-in-process	198	241
Property and equipment	$8,344	$6,972
Less: accumulated depreciation	(2,630)	(1,496)
Property and equipment, net	$5,714	$5,476

Depreciation expense was $0.3 million and $0.4 million for the three months ended September 30, 2019 and 2018, respectively. Depreciation expense was $1.2 million and $0.9 million for the nine months ended September 30, 2019 and 2018, respectively.